Dividends - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 R / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 R / shares	Dec. 31, 2015 R / shares
Disclosure of Dividends [line items]
Total dividends	$ 45.5		$ 62.8		$ 39.2
Dividends per share - cents | $ / shares	$ 0.06		$ 0.08		$ 0.05
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 34.7		$ 37.5		$ 10.6
Dividends per share - cents | R / shares				R 0.50		R 0.60	R 0.21
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 10.8		$ 25.3		$ 28.6
Dividends per share - cents | R / shares		R 0.20		R 0.40		R 0.50